Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable	$ 1,927	$ 2,044
Costs and estimated earnings on long-term contracts, progress billings	30,534	11,416
Advance payments on long-term contracts, costs incurred	$ 31,534	$ 30,925
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	30,044,486	29,956,904
Treasury stock, shares	3,453,249	3,320,926